Nuveen New Jersey Quality Municipal Income
Fund
Portfolio of Investments May 31, 2022
(Unaudited)
NXJ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 154.0% (99.9% of Total Investments)
MUNICIPAL BONDS - 154.0%  (99.9% of Total Investments)
Consumer Discretionary - 0.4% (0.3% of Total Investments)
Middlesex County Improvement Authority, New Jersey,
Senior Revenue Bonds, Heldrich Center Hotel/Conference
Center Project, Series 2005A:
$ 2,460 5.000%, 1/01/32 (4) 7/22 at 100.00 Caa3 $ 1,672,136
1,485 5.125%, 1/01/37 (4) 7/22 at 100.00 Caa3 916,037
3,945 Total Consumer Discretionary 2,588,173
Consumer Staples - 5.2% (3.4% of Total Investments)
Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A:
8,850 4.000%, 6/01/37 6/28 at 100.00 A- 8,953,545
1,365 5.000%, 6/01/46 6/28 at 100.00 BBB+ 1,448,347
11,680 5.250%, 6/01/46 6/28 at 100.00 BBB+ 12,580,645
7,450 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 BB+ 7,663,591
29,345 Total Consumer Staples 30,646,128
Education and Civic Organizations - 20.8% (13.5% of Total Investments)
1,250 Atlantic County Improvement Authority, New Jersey, General Obligation
Lease Revenue Bonds, Stockton University Atlantic City Campus Phase
II, Series 2021A, 4.000%, 7/01/47 - AGM Insured
7/31 at 100.00 AA 1,255,237
1,760 Camden County Improvement Authority, New Jersey, Lease Revenue
Bonds, Rowan University School of Osteopathic Medicine Project,
Refunding Series 2013A, 5.000%, 12/01/32
12/23 at 100.00 A 1,813,891
Essex County Improvement Authority, New Jersey, General
Obligation Lease Revenue Bonds, Institute of Technology
CHF-Newark, LLC-NJIT Student Housing Project, Series
2021A:
1,400 4.000%, 8/01/51 - BAM Insured 8/31 at 100.00 AA 1,389,472
2,600 4.000%, 8/01/56 - BAM Insured 8/31 at 100.00 AA 2,572,726
1,500 Gloucester County Improvement Authority, New Jersey, Revenue Bonds,
Rowan University Fossil Park & Student Center Projects, Series 2021,
4.000%, 7/01/51 - BAM Insured
7/30 at 100.00 AA 1,516,095
1,000 New Jersey Economic Development Authority, Charter School Revenue
Bonds, Foundation Academy Charter School, Series 2018A, 5.000%,
7/01/50
1/28 at 100.00 BBB- 1,024,820
175 New Jersey Economic Development Authority, Charter School Revenue
Bonds, Teaneck Community Charter School, Series 2017A, 5.125%,
9/01/52, 144A
9/27 at 100.00 BB 177,840
2,025 New Jersey Economic Development Authority, Revenue Bonds, The
Seeing Eye Inc., Refunding Series 2015, 5.000%, 3/01/25
No Opt. Call A 2,158,933
New Jersey Economic Development Authority, Revenue
Bonds, The Seeing Eye Inc., Refunding Series 2017:
820 3.000%, 6/01/32 12/27 at 100.00 A 804,076
500 5.000%, 6/01/32 12/27 at 100.00 A 539,055
1,100 New Jersey Educational Facilities Authority, Revenue Bonds, Kean
University, Refunding Series 2015H, 4.000%, 7/01/39 - AGM Insured
7/25 at 100.00 AA 1,115,961
5,950 New Jersey Educational Facilities Authority, Revenue Bonds, Montclair
State University, Series 2014A, 5.000%, 7/01/44
7/24 at 100.00 A+ 6,121,717
New Jersey Educational Facilities Authority, Revenue Bonds,
Montclair State University, Series 2015D:
2,395 5.000%, 7/01/31 7/25 at 100.00 A+ 2,542,340
1,600 5.000%, 7/01/33 7/25 at 100.00 A+ 1,696,176
1,000 5.000%, 7/01/34 7/25 at 100.00 A+ 1,059,220
5,280 New Jersey Educational Facilities Authority, Revenue Bonds, Princeton
University, Refunding Series 2021C, 5.000%, 3/01/30
No Opt. Call AAA 6,272,323

Nuveen New Jersey Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

NXJ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
$ 4,000 New Jersey Educational Facilities Authority, Revenue Bonds, Princeton
University, Tender Option Bond Trust 2015-XF0149, 12.340%, 7/01/44,
144A, (IF) (5)
7/24 at 100.00 AAA $ 4,537,840
New Jersey Educational Facilities Authority, Revenue Bonds,
Ramapo College, Refunding Series 2012B:
550 5.000%, 7/01/37 7/22 at 100.00 A 551,710
1,050 5.000%, 7/01/42 7/22 at 100.00 A 1,053,266
New Jersey Educational Facilities Authority, Revenue Bonds,
Rider University, Series  2017F:
330 3.750%, 7/01/37 7/27 at 100.00 BB+ 286,028
3,830 4.000%, 7/01/42 7/27 at 100.00 BB+ 3,291,272
3,885 5.000%, 7/01/47 7/27 at 100.00 BB+ 3,886,515
1,200 New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall
University, Refunding Series 2015C, 5.000%, 7/01/35
7/25 at 100.00 BBB+ 1,245,228
775 New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall
University, Refunding Series 2017D, 3.500%, 7/01/44
7/27 at 100.00 BBB+ 694,617
New Jersey Educational Facilities Authority, Revenue Bonds,
Seton Hall University, Series 2013D:
685 5.000%, 7/01/38 7/23 at 100.00 BBB+ 695,172
1,935 5.000%, 7/01/43 7/23 at 100.00 BBB+ 1,962,555
1,980 New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall
University, Series 2016C, 3.000%, 7/01/46
7/26 at 100.00 BBB+ 1,580,733
860 New Jersey Educational Facilities Authority, Revenue Bonds, Stevens
Institute of Technology Issue, Green Series 2020A, 4.000%, 7/01/50
7/30 at 100.00 BBB+ 809,939
New Jersey Educational Facilities Authority, Revenue Bonds,
Stevens Institute of Technology, Series 2017A:
1,060 5.000%, 7/01/37 7/27 at 100.00 BBB+ 1,127,406
2,500 5.000%, 7/01/42 7/27 at 100.00 BBB+ 2,631,600
1,050 4.000%, 7/01/47 7/27 at 100.00 BBB+ 998,172
3,160 5.000%, 7/01/47 7/27 at 100.00 BBB+ 3,306,213
975 New Jersey Educational Facilities Authority, Revenue Bonds, The College
of Saint Elizabeth, Series 2016D, 5.000%, 7/01/46
7/26 at 100.00 BB 984,263
4,560 New Jersey Educational Facilities Authority, Revenue Bonds, William
Paterson University, Series 2015C, 5.000%, 7/01/40
7/25 at 100.00 A3 4,741,670
New Jersey Educational Facilities Authority, Revenue Bonds,
William Paterson University, Series 2017B:
2,000 5.000%, 7/01/42 - AGM Insured 7/27 at 100.00 AA 2,173,520
2,420 5.000%, 7/01/47 - AGM Insured 7/27 at 100.00 AA 2,624,563
New Jersey Higher Education Assistance Authority,
Student Loan Revenue Bonds, Tender Option Bond Trust
2015-XF0151:
261 9.563%, 12/01/23, (AMT), 144A, (IF) 12/22 at 100.00 Aaa 267,259
235 9.481%, 12/01/24, (AMT), 144A, (IF) 12/22 at 100.00 Aaa 239,437
160 10.109%, 12/01/25, (AMT), 144A, (IF) 12/22 at 100.00 Aaa 162,942
45 11.083%, 12/01/26, (AMT), 144A, (IF) 12/22 at 100.00 Aaa 45,895
835 11.734%, 12/01/27, (AMT), 144A, (IF) 12/23 at 100.00 Aaa 884,415
1,165 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Refunding Senior Series 2021B, 2.500%, 12/01/40,
(AMT)
12/29 at 100.00 AA 1,076,751
11,925 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Refunding Senior Series 2022B, 4.000%, 12/01/41,
(AMT)
12/30 at 100.00 N/R 11,952,785
New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Series 2018A:
1,890 3.750%, 12/01/30, (AMT) 6/28 at 100.00 Aaa 1,881,117
1,935 4.000%, 12/01/32, (AMT) 6/28 at 100.00 Aaa 1,963,928
1,510 4.000%, 12/01/33, (AMT) 6/28 at 100.00 Aaa 1,532,575
1,615 4.000%, 12/01/35, (AMT) 6/28 at 100.00 Aaa 1,639,144
1,230 New Jersey Higher Education Student Assistance Authority, Student
Loan Revenue Bonds, Refunding Subordinate Series 2021C, 3.250%,
12/01/51, (AMT)
12/29 at 100.00 BBB 981,319

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
$ 2,500 New Jersey Higher Education Student Assistance Authority, Student
Loan Revenue Bonds, Refunding Subordinate Series 2022C, 5.000%,
12/01/52, (AMT)
12/30 at 100.00 N/R $ 2,634,850
New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Lien Series 2016-1A:
2,765 3.500%, 12/01/32, (AMT) 12/25 at 100.00 Aaa 2,628,050
640 4.000%, 12/01/39, (AMT) 12/25 at 100.00 Aaa 648,230
2,030 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Senior Series 2019B, 3.250%, 12/01/39, (AMT)
6/28 at 100.00 Aa1 2,015,790
765 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Senior Series 2020B, 3.500%, 12/01/39, (AMT)
12/28 at 100.00 Aa1 762,361
New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Series 2012-1A:
960 4.250%, 12/01/25, (AMT) 12/22 at 100.00 Aaa 970,186
315 4.375%, 12/01/26, (AMT) 12/22 at 100.00 Aaa 318,222
500 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Series 2012-1B, 5.750%, 12/01/39, (AMT)
12/22 at 100.00 Aaa 507,870
New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Series 2013-1A:
84 3.500%, 12/01/23, (AMT) 12/22 at 100.00 Aaa 84,515
275 3.750%, 12/01/26, (AMT) 12/22 at 100.00 Aaa 276,331
New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Series 2015-1A:
2,545 4.000%, 12/01/28, (AMT) 12/24 at 100.00 Aaa 2,584,091
1,405 4.000%, 12/01/30, (AMT) 12/24 at 100.00 Aaa 1,426,581
7,070 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Subordinate Series 2017-C, 4.250%, 12/01/47, (AMT)
12/26 at 100.00 Aaa 7,176,404
4,795 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Subordinate Series 2019C, 3.625%, 12/01/49, (AMT)
6/28 at 100.00 A2 4,262,947
2,315 New Jersey Institute of Technology, New Jersey, General Obligation
Bonds, Series 2015A, 5.000%, 7/01/45
7/25 at 100.00 A1 2,428,944
120,930 Total Education and Civic Organizations 122,595,103
Financials - 0.2% (0.2% of Total Investments)
1,442 New Jersey Economic Development Authority, Revenue Refunding Bonds,
Kapkowski Road Landfill Project, Series 2002, 6.500%, 4/01/282002 1
No Opt. Call Ba2 1,479,994
Health Care - 22.4% (14.5% of Total Investments)
Camden County Improvement Authority, New Jersey, Health
Care Redevelopment Revenue Bonds, Cooper Health
System Obligated Group Issue, Refunding Series 2014A:
175 5.000%, 2/15/25 2/24 at 100.00 BBB+ 182,128
220 5.000%, 2/15/26 2/24 at 100.00 BBB+ 228,316
1,320 5.000%, 2/15/27 2/24 at 100.00 BBB+ 1,366,266
1,385 5.000%, 2/15/28 2/24 at 100.00 BBB+ 1,428,890
1,385 5.000%, 2/15/29 2/24 at 100.00 BBB+ 1,425,844
2,500 5.000%, 2/15/32 2/24 at 100.00 BBB+ 2,560,550
3,040 5.000%, 2/15/33 2/24 at 100.00 BBB+ 3,111,957
1,000 5.000%, 2/15/34 2/24 at 100.00 BBB+ 1,023,150
1,950 5.000%, 2/15/35 2/24 at 100.00 BBB+ 1,994,401
6,100 Camden County Improvement Authority, New Jersey, Health Care
Redevelopment Revenue Bonds, Cooper Health System Obligated
Group Issue, Series 2013A, 5.750%, 2/15/42
2/23 at 100.00 BBB+ 6,182,655
New Jersey Health Care Facilities Authority, Revenue Bonds,
Atlanticare Health System Obligated Group Issue, Series
2021:
2,880 2.375%, 7/01/46 7/31 at 100.00 AA- 2,081,031
1,215 3.000%, 7/01/51 7/31 at 100.00 AA- 990,577
225 New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS
Hospital Corporation, Series 2008A, 5.000%, 7/01/27
7/22 at 100.00 AA- 225,743

Nuveen New Jersey Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

NXJ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
New Jersey Health Care Facilities Financing Authority, New
Jersey, Revenue Bonds, Saint Peters University Hospital,
Refunding Series 2011:
$ 1,645 6.000%, 7/01/26 7/22 at 100.00 BB+ $ 1,648,372
3,425 6.250%, 7/01/35 7/22 at 100.00 BB+ 3,432,775
3,480 New Jersey Health Care Facilities Financing Authority, New Jersey,
Revenue Bonds, Saint Peters University Hospital, Series 2007, 5.750%,
7/01/37
7/22 at 100.00 BB+ 3,485,603
2,570 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
AHS Hospital Corporation, Refunding Series 2016, 4.000%, 7/01/41
1/27 at 100.00 AA- 2,587,990
11,000 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Barnabas Health, Refunding Series 2014A, 5.000%, 7/01/44
7/24 at 100.00 AA- 11,393,580
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Hackensack Meridian Health Obligated
Group, Refunding Series 2017A:
700 5.000%, 7/01/28 7/27 at 100.00 AA- 773,801
4,140 5.000%, 7/01/57 7/27 at 100.00 AA- 4,356,315
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Hunterdon Medical Center, Refunding
Series 2014A:
1,310 4.000%, 7/01/45 7/24 at 100.00 A+ 1,278,141
12,010 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Inspira Health Obligated Group Issue, Series 2017A, 5.000%, 7/01/42,
(UB) (5)
7/27 at 100.00 AA- 12,744,652
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Meridian Health System Obligated
Group, Refunding Series 2011:
3,000 5.000%, 7/01/25 7/22 at 100.00 AA- 3,008,760
3,000 5.000%, 7/01/26 7/22 at 100.00 AA- 3,008,700
2,500 5.000%, 7/01/27 7/22 at 100.00 AA- 2,507,175
1,450 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Meridian Health System Obligated Group, Refunding Series 2013A,
5.000%, 7/01/32
7/23 at 100.00 AA- 1,493,790
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Princeton HealthCare System, Series
2016A:
830 5.000%, 7/01/32 7/26 at 100.00 AA 896,217
1,055 5.000%, 7/01/33 7/26 at 100.00 AA 1,137,396
1,370 5.000%, 7/01/34 7/26 at 100.00 AA 1,474,832
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Robert Wood Johnson University Hospital
Issue, Series 2014A:
4,235 5.000%, 7/01/39 7/24 at 100.00 AA- 4,391,610
5,955 5.000%, 7/01/43 7/24 at 100.00 AA- 6,170,035
3,945 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Robert Wood Johnson University Hospital, Series 2013A, 5.500%,
7/01/43
7/23 at 100.00 AA- 4,060,234
4,320 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
RWJ Barnabas Health Obligated Group, Refunding Series 2016A,
5.000%, 7/01/43
7/26 at 100.00 AA- 4,570,862
1,000 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
RWJ Barnabas Health Obligated Group, Series 2021A, 4.000%, 7/01/51
7/31 at 100.00 N/R 1,008,020
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Saint Joseph's Healthcare System
Obligated Group Issue, Refunding Series 2016:
1,600 3.000%, 7/01/32 7/26 at 100.00 BBB- 1,513,952
1,135 4.000%, 7/01/34 7/26 at 100.00 BBB- 1,139,926
1,600 5.000%, 7/01/35 7/26 at 100.00 BBB- 1,683,440
2,700 5.000%, 7/01/36 7/26 at 100.00 BBB- 2,839,023
3,095 5.000%, 7/01/41 7/26 at 100.00 BBB- 3,205,491
5,655 4.000%, 7/01/48 7/26 at 100.00 BBB- 5,515,378

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, University Hospital Issue, Refunding
Series 2015A:
$ 5,115 4.125%, 7/01/38 - AGM Insured 7/25 at 100.00 AA $ 5,144,872
3,910 5.000%, 7/01/46 - AGM Insured 7/25 at 100.00 AA 4,032,187
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Valley Health System Obligated Group,
Series 2019:
2,155 4.000%, 7/01/44 7/29 at 100.00 A+ 2,149,613
8,350 3.000%, 7/01/49 7/29 at 100.00 A+ 6,600,925
131,650 Total Health Care 132,055,175
Housing/Multifamily - 5.4% (3.5% of Total Investments)
1,845 New Jersey Economic Development Authority, Revenue Bonds, Provident
Group - Kean Properties LLC - Kean University Student Housing Project,
Series 2017A, 5.000%, 7/01/47
1/27 at 100.00 B 1,848,653
1,900 New Jersey Economic Development Authority, Revenue Bonds, Provident
Group - Rowan Properties LLC - Rowan University Student Housing
Project, Series 2015A, 5.000%, 1/01/48
1/25 at 100.00 Ba3 1,856,889
6,575 New Jersey Economic Development Authority, Revenue Bonds, West
Campus Housing LLC - New Jersey City University Student Housing
Project, Series 2015, 5.000%, 7/01/47
7/25 at 100.00 BB- 6,285,174
3,483 New Jersey Housing & Mortgage Finance Agency, Multifamily Conduit
Revenue Bonds, Cherry Garden Apartments Project, Series 2021B,
2.375%, 1/01/39
No Opt. Call N/R 2,915,603
New Jersey Housing and Mortgage Finance Agency,
Multifamily Housing Revenue Bonds, Series 2013-2:
2,165 4.350%, 11/01/33, (AMT) 11/22 at 100.00 AA 2,173,595
1,235 4.600%, 11/01/38, (AMT) 11/22 at 100.00 AA 1,240,298
1,235 4.750%, 11/01/46, (AMT) 11/22 at 100.00 AA 1,240,002
4,320 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2015A, 4.000%, 11/01/45
11/24 at 100.00 AA- 4,349,073
New Jersey Housing and Mortgage Finance Agency,
Multifamily Revenue Bonds, Series 2017D:
1,125 3.900%, 11/01/32, (AMT) 5/26 at 100.00 AA- 1,149,064
1,750 4.250%, 11/01/37, (AMT) 5/26 at 100.00 AA- 1,796,410
New Jersey Housing and Mortgage Finance Agency,
Multifamily Revenue Bonds, Series 2020A:
1,150 2.300%, 11/01/40 11/29 at 100.00 AA- 913,698
500 2.450%, 11/01/45 11/29 at 100.00 AA- 373,160
1,000 2.550%, 11/01/50 11/29 at 100.00 AA- 723,540
1,000 2.625%, 11/01/56 11/29 at 100.00 AA- 706,600
New Jersey Housing and Mortgage Finance Agency,
Multifamily Revenue Bonds, Series 2021A:
1,500 2.250%, 11/01/36 11/30 at 100.00 N/R 1,269,780
1,270 2.650%, 11/01/46 11/30 at 100.00 N/R 1,005,903
1,445 2.700%, 11/01/51 11/30 at 100.00 N/R 1,112,679
1,310 2.750%, 11/01/56 11/30 at 100.00 N/R 984,007
34,808 Total Housing/Multifamily 31,944,128
Housing/Single Family - 9.0% (5.8% of Total Investments)
New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2018A:
5,460 3.600%, 4/01/33 10/27 at 100.00 AA 5,520,005
3,385 3.750%, 10/01/35 10/27 at 100.00 AA 3,417,902
2,920 New Jersey Housing and Mortgage Finance Agency, Single Family
Housing Revenue Bonds, Series 2018B, 3.800%, 10/01/32, (AMT)
10/27 at 100.00 AA 2,971,918
New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2019C:
4,835 3.500%, 10/01/34, (UB) (5) 4/28 at 100.00 AA 4,847,958
4,835 3.850%, 10/01/39, (UB) (5) 4/28 at 100.00 AA 4,847,764
3,295 3.950%, 10/01/44, (UB) (5) 4/28 at 100.00 AA 3,298,756

Nuveen New Jersey Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

NXJ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Single Family (continued)
New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2020E:
$ 5,155 2.050%, 10/01/35 4/29 at 100.00 AA $ 4,547,174
6,685 2.250%, 10/01/40 4/29 at 100.00 AA 5,801,644
3,445 2.400%, 10/01/45 4/29 at 100.00 AA 2,991,914
New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2021H:
5,995 1.900%, 10/01/36 4/30 at 100.00 AA 4,900,313
4,735 2.150%, 10/01/41 4/30 at 100.00 AA 3,732,743
8,255 2.400%, 4/01/52 4/30 at 100.00 AA 6,074,854
59,000 Total Housing/Single Family 52,952,945
Long-Term Care - 1.9% (1.2% of Total Investments)
1,110 New Jersey Economic Development Authority, Fixed Rate Revenue Bonds,
Lions Gate Project, Series 2014, 5.250%, 1/01/44
1/24 at 100.00 N/R 1,064,313
5,000 New Jersey Economic Development Authority, Revenue Bonds, United
Methodist Homes of New Jersey Obligated Group Issue, Refunding
Series 2013, 5.000%, 7/01/34
7/23 at 100.00 BB+ 5,026,900
1,410 New Jersey Economic Development Authority, Revenue Bonds, United
Methodist Homes of New Jersey Obligated Group Issue, Refunding
Series 2014A, 5.000%, 7/01/29
7/24 at 100.00 BB+ 1,436,127
2,755 New Jersey Economic Development Authority, Revenue Bonds, White
Horse HMT Urban Renewal LLC Project, Series 2020, 5.000%, 1/01/40,
144A
1/28 at 102.00 N/R 2,333,237
1,450 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Village Drive Healthcare Urban Renewal LLC, Series 2018, 5.750%,
10/01/38, 144A
10/26 at 102.00 N/R 1,205,994
11,725 Total Long-Term Care 11,066,571
Tax Obligation/General - 12.0% (7.8% of Total Investments)
440 Cumberland County Improvement Authority, New Jersey, County General
Obligation Revenue Bonds, Technical High School Project, Series 2018,
3.125%, 1/15/32 - BAM Insured
1/28 at 100.00 AA 442,455
2,920 Cumberland County Improvement Authority, New Jersey, Guaranteed
Lease Revenue Bonds, County Correctional Facility Project, Series 2018,
4.000%, 10/01/43 - BAM Insured
10/28 at 100.00 AA 2,968,735
Cumberland County, New Jersey, General Obligation
Bonds, Series 2021:
1,470 2.000%, 5/15/30 5/28 at 100.00 AA- 1,326,308
1,475 2.000%, 5/15/31 5/28 at 100.00 AA- 1,294,622
Essex County Improvement Authority, New Jersey, Project
Consolidation Revenue Bonds, Refunding Series 2007:
4,150 5.250%, 12/15/22 - AMBAC Insured No Opt. Call Aaa 4,238,022
680 Hamilton Township, Mercer County Board of Education, New Jersey,
General Obligation Bonds, Series 2017, 3.250%, 12/15/38
12/27 at 100.00 AA 665,244
Harrison, New Jersey, General Obligation Bonds, Parking
Utility Series 2018:
1,340 3.125%, 3/01/31 - BAM Insured 3/28 at 100.00 AA 1,343,042
1,110 3.250%, 3/01/32 - BAM Insured 3/28 at 100.00 AA 1,117,492
1,255 3.500%, 3/01/36 - BAM Insured 3/28 at 100.00 AA 1,266,408
Hudson County Improvement Authority, New Jersey,
County Guaranteed Governmental Loan Revenue Bonds,
Guttenberg General Obligation Bond Project, Series 2018:
375 3.250%, 8/01/34 8/25 at 100.00 AA 373,316
1,040 5.000%, 8/01/42 8/25 at 100.00 AA 1,104,927
2,000 Hudson County Improvement Authority, New Jersey, County Secured
Lease Revenue Bonds, Hudson County Courthouse Project, Series 2020,
4.000%, 10/01/51
10/30 at 100.00 AA 2,026,260
Hudson County Improvement Authority, New Jersey, County
Secured Lease Revenue Bonds, Hudson County Vocational
Technical Schools Project, Series 2016:
10,310 5.000%, 5/01/46 5/26 at 100.00 AA 11,053,660
3,700 5.250%, 5/01/51 5/26 at 100.00 AA 3,991,819

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Jersey City, New Jersey, General Obligation Bonds,
Refunding General Improvement Series 2017A:
$ 1,000 5.000%, 11/01/29 11/27 at 100.00 AA- $ 1,127,390
515 5.000%, 11/01/31 11/27 at 100.00 AA- 579,282
440 5.000%, 11/01/33 11/27 at 100.00 AA- 492,677
Monmouth County Improvement Authority, New Jersey,
Governmental Pooled Loan Revenue Bonds, Series
2021A:
2,140 3.000%, 3/01/32 3/31 at 100.00 AAA 2,136,319
2,125 3.000%, 3/01/33 3/31 at 100.00 AAA 2,095,505
1,000 3.000%, 3/01/36 3/31 at 100.00 AAA 954,250
760 Montclair Township, Essex County, New Jersey, General Obligation Bonds,
Refunding Parking Utility Series 2014A, 5.000%, 1/01/37
1/24 at 100.00 AAA 789,959
New Brunswick Parking Authority, Middlesex County, New
Jersey, Guaranteed Parking Revenue Bonds, Refunding
Series 2012:
465 5.000%, 9/01/28 9/22 at 100.00 A+ 467,883
610 5.000%, 9/01/29 9/22 at 100.00 A+ 613,684
300 5.000%, 9/01/31 9/22 at 100.00 A+ 301,734
250 3.625%, 9/01/34 9/22 at 100.00 A+ 250,213
2,190 New Brunswick, New Jersey, General Obligation Bonds, Cultural Center
Project, Series 2017, 4.000%, 9/15/44 - AGM Insured
9/27 at 100.00 AA 2,218,339
New Jersey State, General Obligation Bonds, Covid-19
Emergency Series 2020A:
3,120 3.000%, 6/01/32 No Opt. Call A3 3,085,742
3,545 4.000%, 6/01/32 No Opt. Call A3 3,817,859
3,115 New Jersey State, General Obligation Bonds, Various Purpose Series
2020, 2.250%, 6/01/35
12/27 at 100.00 A3 2,612,862
Newark Board of Education, Essex County, New Jersey,
General Obligation Bonds, School Energy Savings Series
2021:
750 3.000%, 7/15/38 - BAM Insured 7/31 at 100.00 AA 669,082
755 3.000%, 7/15/39 - BAM Insured 7/31 at 100.00 AA 667,949
1,000 3.000%, 7/15/40 - BAM Insured 7/31 at 100.00 AA 877,720
1,000 Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1,
4.000%, 7/01/33
7/31 at 103.00 N/R 980,650
South Orange Village Township, New Jersey, General
Obligation Bonds, Refunding Series 2020:
500 4.000%, 1/15/23 No Opt. Call AA- 507,795
400 4.000%, 1/15/25 No Opt. Call AA- 419,176
500 4.000%, 1/15/26 No Opt. Call AA- 530,850
5,145 Union County Utilities Authority, New Jersey, Resource Recovery Facility
Lease Revenue Bonds, Covantan Union Inc. Lessee, Refunding Series
2011B, 5.250%, 12/01/31, (AMT)
7/22 at 100.00 AA+ 5,156,165
2,515 Union County Utilities Authority, New Jersey, Solid Waste System County
Deficiency Revenue Bonds, Series 2011A, 5.000%, 6/15/41
7/22 at 100.00 Aaa 2,519,728
2,170 Union County, New Jersey, General Obligation Bonds, Series 2018,
3.000%, 3/01/27
9/25 at 100.00 Aaa 2,205,219
1,515 Washington Township Board of Education, Mercer County, New Jersey,
General Obligation Bonds, Series 2005, 5.250%, 1/01/27 - AGM Insured
No Opt. Call Aa3 1,701,557
70,090 Total Tax Obligation/General 70,991,899
Tax Obligation/Limited - 34.4% (22.3% of Total Investments)
3,775 Bergen County Improvement Authority, New Jersey, Guaranteed Lease
Revenue Bonds, County Administration Complex Project, Series 2005,
5.000%, 11/15/26
No Opt. Call Aaa 4,243,666
1,000 Bergen County Improvement Authority, New Jersey, Lease Revenue
Bonds, Boro Ridgefield Project, County Guaranteed Series 2020,
4.000%, 10/15/42
10/30 at 100.00 Aaa 1,030,940
3,000 Garden State Preservation Trust, New Jersey, Open Space and Farmland
Preservation Bonds, Series 2003B, 0.000%, 11/01/25 - AGM Insured
No Opt. Call AA 2,727,000
2,230 Garden State Preservation Trust, New Jersey, Open Space and Farmland
Preservation Bonds, Series 2005A, 5.750%, 11/01/28 - AGM Insured
No Opt. Call AA 2,557,788

Nuveen New Jersey Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

NXJ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 5,445 New Jersey Economic Development Authority, Lease Revenue Bonds,
State House Project, Series 2017B, 4.500%, 6/15/40
12/28 at 100.00 Baa1 $ 5,621,527
5,575 New Jersey Economic Development Authority, Revenue Bonds, Motor
Vehicle Surcharge, Refunding Subordinate Series 2017A, 3.375%,
7/01/30
7/27 at 100.00 Baa3 5,492,490
6,000 New Jersey Economic Development Authority, Revenue Bonds, New
Jersey Transit Corporation Projects Sublease, Refunding Series 2017B,
5.000%, 11/01/25
No Opt. Call Baa1 6,434,520
6,385 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2014UU, 5.000%, 6/15/27
6/24 at 100.00 Baa1 6,652,531
New Jersey Economic Development Authority, School
Facilities Construction Bonds, Series 2015WW:
11,455 5.250%, 6/15/40 6/25 at 100.00 Baa1 11,976,203
New Jersey Economic Development Authority, School
Facilities Construction Bonds, Social Series 2021QQQ:
1,300 5.000%, 6/15/31 12/30 at 100.00 Baa1 1,449,461
1,000 5.000%, 6/15/32 12/30 at 100.00 Baa1 1,112,370
5,020 New Jersey Economic Development Authority, School Facilities
Construction Financing Program Bonds, Refunding Series 2014PP,
5.000%, 6/15/26
6/24 at 100.00 Baa1 5,237,065
New Jersey Transportation Trust Fund Authority, Federal
Highway Reimbursement Revenue Notes, Series 2016A-1:
1,140 5.000%, 6/15/29 6/26 at 100.00 A+ 1,230,733
655 5.000%, 6/15/30 6/26 at 100.00 A+ 703,856
New Jersey Transportation Trust Fund Authority,
Transportation Program Bonds, Series 2022BB:
1,250 3.000%, 6/15/50 12/31 at 100.00 N/R 970,325
2,000 4.000%, 6/15/50 12/31 at 100.00 N/R 1,963,120
32,965 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/30
No Opt. Call Baa1 24,972,306
8,110 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Refunding Series 2006A, 5.500%, 12/15/22
No Opt. Call Baa1 8,280,067
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Refunding Series 2006C:
37,600 0.000%, 12/15/32 - AGM Insured No Opt. Call AA 26,478,296
39,090 0.000%, 12/15/33 - AGM Insured No Opt. Call AA 26,382,232
5,160 0.000%, 12/15/34 - AGM Insured No Opt. Call AA 3,334,908
7,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2010D, 5.000%, 12/15/24
No Opt. Call Baa1 7,410,970
45 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2013AA, 5.000%, 6/15/36
6/23 at 100.00 Baa1 45,717
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2018A:
1,150 5.000%, 12/15/35 12/28 at 100.00 Baa1 1,246,140
440 5.000%, 12/15/36 12/28 at 100.00 Baa1 476,313
4,950 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019A, 4.000%, 12/15/39
12/29 at 100.00 Baa1 4,978,611
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2019BB:
7,065 3.500%, 6/15/46 12/28 at 100.00 Baa1 6,134,963
2,900 4.000%, 6/15/50 12/28 at 100.00 Baa1 2,846,524
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2020AA:
1,460 5.000%, 6/15/45 12/30 at 100.00 Baa1 1,579,399
3,085 3.000%, 6/15/50 12/30 at 100.00 Baa1 2,394,762
1,175 4.000%, 6/15/50 12/30 at 100.00 Baa1 1,153,333
4,225 5.000%, 6/15/50 12/30 at 100.00 Baa1 4,546,015
1,320 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2021A, 4.000%, 6/15/34
6/31 at 100.00 Baa1 1,346,321
3,860 Passaic County Improvement Authority, New Jersey, Lease Revenue
Bonds, Preakness Healthcare Center Expansion Project, Refunding
Series 2015, 3.750%, 5/01/36
5/25 at 100.00 AA 3,904,892

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 4,005 Passaic County Improvement Authority, New Jersey, Lease Revenue
Bonds, Preakness Healthcare Center Expansion Project, Series 2012,
3.500%, 5/01/35
7/22 at 100.00 Aa1 $ 4,005,601
675 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1, 5.000%, 7/01/58
7/28 at 100.00 N/R 687,967
75 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.784%, 7/01/58
7/28 at 100.00 N/R 75,591
Union County Improvement Authority, New Jersey, General
Obligation Lease Bonds, Juvenile Detention Center
Facility Project, Tender Option Bond Trust 2015-XF1019:
285 22.441%, 5/01/28, 144A, (IF) (5) No Opt. Call Aaa 530,935
285 22.516%, 5/01/29, 144A, (IF) (5) No Opt. Call Aaa 563,103
200 22.516%, 5/01/30, 144A, (IF) (5) No Opt. Call Aaa 415,390
370 22.286%, 5/01/31, 144A, (IF) (5) No Opt. Call Aaa 799,636
385 22.405%, 5/01/32, 144A, (IF) (5) No Opt. Call Aaa 872,133
400 22.410%, 5/01/33, 144A, (IF) (5) No Opt. Call Aaa 943,460
415 22.516%, 5/01/34, 144A, (IF) (5) No Opt. Call Aaa 1,018,485
3,975 Union County Improvement Authority, New Jersey, General Obligation
Lease Revenue Bonds, Series 2019-XG0221, 16.345%, 3/01/34, 144A,
(IF) (5)
No Opt. Call AA+ 6,559,704
229,900 Total Tax Obligation/Limited 203,387,369
Transportation - 23.5% (15.2% of Total Investments)
2,400 Delaware River and Bay Authority, Delaware and New Jersey, Revenue
Bonds, Series 2012A, 5.000%, 1/01/42
1/23 at 100.00 A1 2,444,664
Delaware River and Bay Authority, Delaware and New
Jersey, Revenue Bonds, Series 2014A:
1,285 5.000%, 1/01/34 1/24 at 100.00 A1 1,340,962
5,890 4.125%, 1/01/39 1/24 at 100.00 A1 5,964,214
7,800 5.000%, 1/01/44 1/24 at 100.00 A1 8,097,648
2,580 Delaware River and Bay Authority, Delaware and New Jersey, Revenue
Bonds, Series 2019, 4.000%, 1/01/44
1/29 at 100.00 A1 2,660,238
Delaware River Joint Toll Bridge Commission, New Jersey
and Pennsylvania, Bridge System Revenue Bonds,
Refunding Series 2015:
1,000 4.000%, 7/01/34 - BAM Insured 7/25 at 100.00 AA 1,032,970
2,820 4.000%, 7/01/35 - BAM Insured 7/25 at 100.00 AA 2,911,312
Delaware River Joint Toll Bridge Commission, New Jersey
and Pennsylvania, Bridge System Revenue Bonds,
Refunding Series 2019B:
2,005 5.000%, 7/01/28 No Opt. Call A1 2,289,610
1,520 5.000%, 7/01/29 No Opt. Call A1 1,761,026
Delaware River Joint Toll Bridge Commission, New Jersey
and Pennsylvania, Bridge System Revenue Bonds, Series
2017:
2,820 5.000%, 7/01/42 7/27 at 100.00 A1 3,079,891
10,210 5.000%, 7/01/47 7/27 at 100.00 A1 11,087,958
Delaware River Joint Toll Bridge Commission, New Jersey
and Pennsylvania, Bridge System Revenue Bonds, Series
2019A:
1,050 5.000%, 7/01/28 No Opt. Call A1 1,199,047
1,350 5.000%, 7/01/29 No Opt. Call A1 1,564,070
1,015 5.000%, 7/01/30 7/29 at 100.00 A1 1,175,502
7,035 Delaware River Port Authority, New Jersey and Pennsylvania, Revenue
Bonds,  Series 2013, 5.000%, 1/01/40
1/24 at 100.00 A+ 7,183,650
2,325 Delaware River Port Authority, New Jersey and Pennsylvania, Revenue
Bonds, Series 2018A, 5.000%, 1/01/37
1/29 at 100.00 A+ 2,550,107

Nuveen New Jersey Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

NXJ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
Delaware River Port Authority, Pennsylvania and New Jersey,
Revenue Refunding Bonds, Port District Project, Series
2012:
$ 1,800 5.000%, 1/01/24 1/23 at 100.00 A $ 1,834,560
1,635 5.000%, 1/01/25 1/23 at 100.00 A 1,664,822
1,875 5.000%, 1/01/26 1/23 at 100.00 A 1,907,888
3,525 5.000%, 1/01/27 1/23 at 100.00 A 3,584,537
5,555 New Jersey Economic Development Authority, Private Activity Bonds, The
Goethals Bridge Replacement Project, Series 2013, 5.625%, 1/01/52,
(AMT)
1/24 at 100.00 BBB+ 5,687,431
New Jersey Economic Development Authority, Special
Facilities Revenue Bonds, Continental Airlines Inc., Series
1999:
530 5.125%, 9/15/23, (AMT) 8/22 at 101.00 Ba3 536,789
1,800 5.250%, 9/15/29, (AMT) 8/22 at 101.00 Ba3 1,812,852
2,250 New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Series 2000A & 2000B, 5.625%,
11/15/30, (AMT)
3/24 at 101.00 Ba3 2,291,400
New Jersey Economic Development Authority, Special
Facility Revenue Bonds, Port Newark Container Terminal
LLC Project, Refunding Series 2017:
5,660 5.000%, 10/01/37, (AMT) 10/27 at 100.00 Baa3 6,001,468
7,440 5.000%, 10/01/47, (AMT) 10/27 at 100.00 Baa3 7,800,840
6,570 New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2015E,
5.000%, 1/01/45
1/25 at 100.00 A+ 6,884,637
3,065 New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%,
1/01/29 - AGM Insured
No Opt. Call AA 3,604,992
3,050 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2021A,
4.000%, 1/01/42
1/31 at 100.00 A+ 3,146,441
2,750 Passaic County Improvement Authority, New Jersey, Revenue Bonds,
Paterson Parking Deck Facility, Series 2005, 5.000%, 4/15/35 - AGM
Insured
7/22 at 100.00 A2 2,754,372
7,235 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/43
12/23 at 100.00 Aa3 7,520,493
5,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Seventy Seventh Series 2013, 4.000%, 1/15/43, (AMT)
1/23 at 100.00 Aa3 5,001,300
Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Eighteen Series 2019:
8,000 4.000%, 11/01/41, (AMT), (UB) (5) 11/29 at 100.00 Aa3 8,055,360
4,000 4.000%, 11/01/47, (AMT), (UB) (5) 11/29 at 100.00 Aa3 3,997,200
Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Fouteen Series 2019:
4,500 4.000%, 9/01/38, (AMT), (UB) (5) 9/29 at 100.00 Aa3 4,555,485
2,500 4.000%, 9/01/39, (AMT), (UB) (5) 9/29 at 100.00 Aa3 2,526,825
1,040 South Jersey Transportation Authority, New Jersey, Transportation System
Revenue Bonds, Series 2020A, 5.000%, 11/01/45
11/30 at 100.00 BBB+ 1,115,577
132,885 Total Transportation 138,628,138
U.S. Guaranteed - 13.7% (8.9% of Total Investments) (6)
2,225 Cumberland County Improvement Authority, New Jersey, County General
Obligation Revenue Bonds, Technical High School Project, Series 2014,
5.000%, 9/01/39, (Pre-refunded 9/01/24) - AGM Insured
9/24 at 100.00 AA 2,375,655
Delaware River Joint Toll Bridge Commission, Pennsylvania,
Bridge System Revenue Bonds, Refunding Series 2012A:
650 4.000%, 7/01/26, (Pre-refunded 7/01/22) 7/22 at 100.00 A1 651,527
625 4.000%, 7/01/27, (Pre-refunded 7/01/22) 7/22 at 100.00 A1 626,469
Essex County Improvement Authority, New Jersey, Project
Consolidation Revenue Bonds, Refunding Series 2007:
25 5.250%, 12/15/22 - AMBAC Insured, (ETM) No Opt. Call Aaa 25,524
2,455 New Jersey Economic Development Authority, Rutgers University General
Obligation Lease Revenue Bonds, Tender Option Bond 2016-XF2357,
Formerly Tender Option Bond Trust 3359, 18.143%, 6/15/46, (Pre-
refunded 6/15/23), 144A, (IF) (5)
6/23 at 100.00 Aa3 2,781,417

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (6) (continued)
New Jersey Economic Development Authority, School
Facilities Construction Bonds, Series 2015WW:
$ 660 5.250%, 6/15/40, (Pre-refunded 6/15/25) 6/25 at 100.00 N/R $ 721,842
15,670 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, Middlesex Water Company, Series 2012C, 4.250%, 10/01/47,
(Pre-refunded 10/01/22), (AMT)
10/22 at 100.00 A+ 15,815,574
New Jersey Education Facilities Authority Revenue Bonds,
The College of New Jersey Issue, Series 2013A:
2,475 5.000%, 7/01/38, (Pre-refunded 7/01/23) 7/23 at 100.00 A 2,564,051
3,250 5.000%, 7/01/43, (Pre-refunded 7/01/23) 7/23 at 100.00 A 3,366,935
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Hunterdon Medical Center, Refunding
Series 2014A:
2,055 5.000%, 7/01/45, (Pre-refunded 7/01/24) 7/24 at 100.00 A+ 2,180,540
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Kennedy Health System Obligated Group
Issue, Refunding Series 2012:
4,165 3.750%, 7/01/27, (ETM) No Opt. Call N/R 4,343,887
3,375 5.000%, 7/01/31, (Pre-refunded 7/01/22) 7/22 at 100.00 N/R 3,385,361
1,500 5.000%, 7/01/37, (Pre-refunded 7/01/22) 7/22 at 100.00 N/R 1,504,605
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Palisades Medical Center Obligated
Group Issue, Refunding Series 2013:
2,570 5.250%, 7/01/31, (Pre-refunded 7/01/23) 7/23 at 100.00 N/R 2,669,331
555 5.250%, 7/01/31, (Pre-refunded 7/01/23) 7/23 at 100.00 N/R 575,235
1,285 5.500%, 7/01/43, (Pre-refunded 7/01/23) 7/23 at 100.00 N/R 1,338,096
275 5.500%, 7/01/43, (Pre-refunded 7/01/23) 7/23 at 100.00 N/R 285,758
2,345 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Saint Luke's Warren Hospital Obligated Group, Series 2013, 4.000%,
8/15/37, (Pre-refunded 8/15/23)
8/23 at 100.00 A- 2,408,807
175 New Jersey Institute of Technology, New Jersey, General Obligation
Bonds, Series 2012A, 5.000%, 7/01/42, (Pre-refunded 7/01/22)
7/22 at 100.00 N/R 175,544
7,620 New Jersey Turnpike Authority, Revenue Bonds, Series 2012B, 5.000%,
1/01/28, (Pre-refunded 1/01/23)
1/23 at 100.00 A+ 7,779,715
New Jersey Turnpike Authority, Revenue Bonds, Tender
Option Bond Trust 2016-XF1057:
2,275 17.437%, 1/01/43, (Pre-refunded 7/01/22), 144A, (IF) (5) 7/22 at 100.00 N/R 2,303,665
1,350 17.437%, 1/01/43, (Pre-refunded 7/01/22), 144A, (IF) (5) 7/22 at 100.00 A+ 1,367,010
15,840 North Hudson Sewerage Authority, New Jersey, Sewerage Revenue
Refunding Bonds, Series 2001A, 0.000%, 8/01/23 - NPFG Insured, (ETM)
No Opt. Call Baa2 15,501,658
2,170 Rutgers State University, New Jersey, Revenue Bonds, Tender Option
Bond 2016-XF2356, Formerly Tender Option Bond Trust 3339, 18.183%,
5/01/43, (Pre-refunded 5/01/23), 144A, (IF) (5)
5/23 at 100.00 Aa3 2,443,442
975 Salem County Pollution Control Financing Authority, New Jersey, Pollution
Control Revenue Bonds, Chambers Project, Refunding Series 2014A,
5.000%, 12/01/23, (AMT), (ETM)
No Opt. Call BBB 998,683
Sparta Township Board of Education, Sussex County, New
Jersey, General Obligation Bonds, Refunding Series 2015:
1,000 5.000%, 2/15/34, (Pre-refunded 2/15/25) 2/25 at 100.00 AA 1,079,530
1,395 5.000%, 2/15/35, (Pre-refunded 2/15/25) 2/25 at 100.00 AA 1,505,944
78,960 Total U.S. Guaranteed 80,775,805
Utilities - 5.1% (3.3% of Total Investments)
New Jersey Economic Development Authority, Energy
Facilities Revenue Bonds, UMM Energy Partners, LLC
Project, Series 2012A:
1,000 4.750%, 6/15/32, (AMT) 7/22 at 100.00 Baa2 1,000,870
1,225 5.125%, 6/15/43, (AMT) 7/22 at 100.00 Baa2 1,226,482
1,950 New Jersey Economic Development Authority, Natural Gas Facilities
Revenue Bonds, New Jersey Natural Gas Company Project, Refunding
Series 2011A, 2.750%, 8/01/39
8/24 at 100.00 A1 1,690,221
2,355 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, Middlesex Water Company, Series 2019, 4.000%, 8/01/59, (AMT)
8/29 at 100.00 A+ 2,375,818

Nuveen New Jersey Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

NXJ
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 3,505 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, New Jersey-American Water Company Inc. Project, Refunding
Series 2020B, 1.200%, 11/01/34, (AMT), (Mandatory Put 6/01/23)
No Opt. Call A+ $ 3,467,251
5,220 New Jersey Infrastructure Bank, Environmental Infrastructure Bonds,
Green Series 2021A-1, 3.000%, 9/01/34
9/30 at 100.00 AAA 5,116,592
2,700 Passaic County Utilities Authority, New Jersey, Solid Waste Disposal
Revenue Bonds, Refunding Series 2018, 5.000%, 3/01/37
No Opt. Call AA 3,233,331
13,000 Salem County Pollution Control Financing Authority, New Jersey, Revenue
Bonds, Atlantic City Electric Company Project, Refunding Series 2020,
2.250%, 6/01/29
No Opt. Call A 11,907,740
30,955 Total Utilities 30,018,305
Total Long-Term Investments (cost $909,706,728) 909,129,733
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
SHORT-TERM INVESTMENTS -  0.1%(0.1% of Total Investments)
MUNICIPAL BONDS - 0.1%  (0.1% of Total Investments)
Education and Civic Organizations - 0.1% (0.1% of Total Investments)
900 New Jersey Educational Facilities Authority, Revenue Bonds, Institute for
Advanced Study, Refunding Series 2006C, 0.720%, 7/01/36, (Mandatory
Put 6/07/22) (7)
7/22 at 100.00 N/R 900,000
$ 900 Total Short-Term Investments (cost $900,000) 900,000
Total Investments (cost $910,606,728) - 154.1% 910,029,733
Floating Rate Obligations - (5.7)%   (33,910,000)
Variable Rate Demand Preferred Shares, net of deferred offering costs - (52.9)% (8) (312,636,273)
Other Assets Less Liabilities - 4.5% 27,026,698
Net Assets Applicable to Common Shares - 100% $ 590,510,158
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 909,129,733 $ – $ 909,129,733
Short-Term Investments:
Municipal Bonds – 900,000 – 900,000
Total
$ – $ 910,029,733 $ – $ 910,029,733

(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(7) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(8) Variable Rate Demand Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 34.4%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.